Real Estate Property under Development (Tables)	12 Months Ended
Dec. 31, 2013
Real Estate [Abstract]
Schedule of Real Estate under Development Assets

Real estate under development assets are comprised of land acquisition costs of RMB459,599 and RMB167,643 (US$27,693) and land development costs of RMB68,103 and RMB32,323 (US$5,339) as of December 31, 2012 and 2013, respectively, which are further broken down by real estate property project as follows:

	December 31,
	2012	2013	2013
	RMB	RMB	US$
Dalian	330,707	—	—
Huainan	163,191	165,429	27,327
Yizhuang	33,804	34,537	5,705

Total	527,702	199,966	33,032